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TYPE						13F-HR
PERIOD						09/30/04
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):		[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
Lauren DiPaulo	West Chester, Pennsylvania	October 12, 2004

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

The Swarthmore Group, Inc.
FORM 13F
30-Sep-04


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals Inc   COM              009158106    15859 291625.00SH       SOLE                291625.00
American Express               COM              025816109    23034 447610.00SH       SOLE                447610.00
American International Group   COM              026874107     1819 26751.00 SH       SOLE                 26751.00
Amgen Inc                      COM              031162100     6911 121650.00SH       SOLE                121650.00
Amsouth Bancorporation         COM              032165102    13946 571550.00SH       SOLE                571550.00
Analog Devices                 COM              032654105    15456 398550.00SH       SOLE                398550.00
Archstone Communities Trust    COM              039583109      271  8550.00 SH       SOLE                  8550.00
Autodesk Inc                   COM              052769106    22750 467825.00SH       SOLE                467825.00
Bard (C.R.) Inc                COM              067383109    15304 270250.00SH       SOLE                270250.00
Barr Pharmaceuticals Inc.      COM              068306109      715 17250.00 SH       SOLE                 17250.00
Boston Scientific Corp         COM              101137107     3403 85650.00 SH       SOLE                 85650.00
Brunswick Corp                 COM              117043109    14041 306850.00SH       SOLE                306850.00
Citigroup Inc                  COM              172967101     1699 38500.00 SH       SOLE                 38500.00
Clorox Company                 COM              189054109    12080 226650.00SH       SOLE                226650.00
Coach Inc                      COM              189754104     4386 103400.00SH       SOLE                103400.00
ConAgra Foods Inc              COM              205887102    11580 450425.00SH       SOLE                450425.00
Conocophillips                 COM              20825C104    21456 258980.00SH       SOLE                258980.00
Disney (Walt) Co               COM              254687106    20187 895190.00SH       SOLE                895190.00
Dominion Resources, Inc. - VA  COM              25746U109      918 14075.00 SH       SOLE                 14075.00
Dow Chemical                   COM              260543103     9966 220575.00SH       SOLE                220575.00
EMC Corp/Mass                  COM              268648102     1215 105300.00SH       SOLE                105300.00
Estee Lauder Companies - Cl A  COM              518439104     4604 110150.00SH       SOLE                110150.00
Exelon Corporation             COM              30161N101    13788 375800.00SH       SOLE                375800.00
Exxon Mobil Corporation        COM              30231G102      666 13782.00 SH       SOLE                 13782.00
Fedex Corp                     COM              31428x106     5321 62100.00 SH       SOLE                 62100.00
Flextronics Inc                COM              Y2573F102      592 44700.00 SH       SOLE                 44700.00
Forest Laboratories, Inc.      COM              345838106     1839 40900.00 SH       SOLE                 40900.00
General Electric Co            COM              369604103    22037 656240.00SH       SOLE                656240.00
Gilead Sciences Inc            COM              375558103     2789 74600.00 SH       SOLE                 74600.00
Goldman Sachs Group Inc        COM              38141G104     1408 15100.00 SH       SOLE                 15100.00
HRPT Properties Trust          COM              40426W101      272 24750.00 SH       SOLE                 24750.00
Honeywell International        COM              438516106    16271 453750.00SH       SOLE                453750.00
IAC/Interactivecorp            COM              44919p102     1012 45950.00 SH       SOLE                 45950.00
ITT Industries Inc             COM              450911102    17612 220175.00SH       SOLE                220175.00
Intel Corp                     COM              458140100     1873 93390.00 SH       SOLE                 93390.00
International Business Machine COM              459200101     4173 48675.00 SH       SOLE                 48675.00
Jabil Circuit Inc              COM              466313103     1180 51300.00 SH       SOLE                 51300.00
Johnson & Johnson              COM              478160104    23027 408790.00SH       SOLE                408790.00
Juniper Networks Inc           COM              48203R104     1994 84500.00 SH       SOLE                 84500.00
KeySpan Corporation            COM              49337w100     2287 58350.00 SH       SOLE                 58350.00
Kimberly-Clark Corp            COM              494368103      686 10625.00 SH       SOLE                 10625.00
Kohls Corp                     COM              500255104     1465 30400.00 SH       SOLE                 30400.00
L-3 Communications Holdings    COM              502424104    22170 330900.00SH       SOLE                330900.00
Lexmark International Inc      COM              529771107    18732 222975.00SH       SOLE                222975.00
Lincoln National Corp          COM              534187109    10535 224150.00SH       SOLE                224150.00
McClatchy Company - Class A    COM              579489105      616  8700.00 SH       SOLE                  8700.00
Merck & Co                     COM              589331107      432 13085.00 SH       SOLE                 13085.00
Microsoft Corp                 COM              594918104     7660 277020.00SH       SOLE                277020.00
Murphy Oil Corp                COM              626717102    10510 121125.00SH       SOLE                121125.00
NSTAR                          COM              67019E107      263  5350.00 SH       SOLE                  5350.00
Nationwide Health Pptys Inc    COM              638620104      207 10000.00 SH       SOLE                 10000.00
New Plan Excel Realty Trust    COM              648053106     1827 73100.00 SH       SOLE                 73100.00
Newell Rubbermaid Inc          COM              651229106     1397 69700.00 SH       SOLE                 69700.00
Nucor Corporation              COM              670346105    14633 160150.00SH       SOLE                160150.00
PETsMART, Inc.                 COM              716768106    17734 624650.00SH       SOLE                624650.00
Paychex Inc                    COM              704326107     3654 121200.00SH       SOLE                121200.00
Pepsico Inc                    COM              713448108     1568 32225.00 SH       SOLE                 32225.00
Pfizer Inc                     COM              717081103     3835 125316.00SH       SOLE                125316.00
Pitney-Bowes                   COM              724479100     1481 33575.00 SH       SOLE                 33575.00
Procter & Gamble               COM              742718109    20378 376540.00SH       SOLE                376540.00
Public Service Enterprise Grou COM              744573106     1491 35000.00 SH       SOLE                 35000.00
Qualcomm Inc.                  COM              747525103    17958 460000.00SH       SOLE                460000.00
Quest Diagnostics              COM              74834L100     1685 19100.00 SH       SOLE                 19100.00
Raytheon Company               COM              755111507     1356 35700.00 SH       SOLE                 35700.00
Rockwell Automation Inc        COM              773903109    19893 514025.00SH       SOLE                514025.00
Scana Corp New                 COM              80589M102     4589 122900.00SH       SOLE                122900.00
Sprint Corp                    COM              852061100    17660 877300.00SH       SOLE                877300.00
St Jude Medical Inc            COM              790849103    19813 263225.00SH       SOLE                263225.00
Staples Inc                    COM              855030102     3495 117200.00SH       SOLE                117200.00
Starbucks Corp                 COM              855244109     4753 104550.00SH       SOLE                104550.00
Stryker Corp                   COM              863667101     1789 37200.00 SH       SOLE                 37200.00
Sungard Data Systems           COM              867363103     1116 46950.00 SH       SOLE                 46950.00
Symantec Corp                  COM              871503108    14241 259500.00SH       SOLE                259500.00
Sysco Corp                     COM              871829107     2105 70350.00 SH       SOLE                 70350.00
T Rowe Price Group Inc         COM              74144T108    19006 373100.00SH       SOLE                373100.00
Texas Instruments Inc          COM              882508104      232 10900.00 SH       SOLE                 10900.00
U S Bancorp                    COM              902973304    16349 565700.00SH       SOLE                565700.00
Viacom Inc - Class B           COM              925524308     1191 35482.00 SH       SOLE                 35482.00
Wal-Mart Stores Inc            COM              931142103    21931 412235.00SH       SOLE                412235.00
Weatherford International LTD  COM              G95089101    18386 360375.00SH       SOLE                360375.00
Zimmer Holdings Inc            COM              98956P102     5078 64250.00 SH       SOLE                 64250.00
eBay, Inc.                     COM              278642103     4919 53500.00 SH       SOLE                 53500.00
REPORT SUMMARY		       82 DATA RECORDS			678561	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED